Vanguard Global Equity Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (96.8%)1
Australia (1.1%)
Orica Ltd.	1,508,978	23,269
Cleanaway Waste Management Ltd.	4,081,275	5,761
Brambles Ltd.	604,115	4,972
Newcrest Mining Ltd.	219,215	4,630
Coca-Cola Amatil Ltd.	592,558	4,602
QBE Insurance Group Ltd.	496,265	4,485
ALS Ltd.	614,447	3,956
carsales.com Ltd.	337,996	3,942
BlueScope Steel Ltd.	355,405	3,764
Alumina Ltd.	1,951,478	3,152
BHP Group Ltd.	94,476	2,587
GUD Holdings Ltd.	268,799	2,093
Nine Entertainment Co. Holdings Ltd.	1,466,474	1,843
Caltex Australia Ltd.	68,389	1,631
Domain Holdings Australia Ltd.	589,010	1,530
IPH Ltd.	260,193	1,496
Metcash Ltd.	691,550	1,246
GWA Group Ltd.	483,945	1,126
* Asaleo Care Ltd.	1,266,934	941
Sigma Healthcare Ltd.	869,323	354
		77,380
Austria (0.1%)
Wienerberger AG	74,882	2,220
Oesterreichische Post AG	23,666	900
ANDRITZ AG	16,233	698
		3,818
Belgium (0.0%)
Anheuser-Busch InBev SA/NV	34,408	2,818

Brazil (1.6%)
Banco Bradesco SA Preference Shares	4,668,960	42,194
B3 SA - Brasil Bolsa Balcao	2,656,900	28,542
TOTVS SA	619,100	9,953
* Alpargatas SA Preference Shares	1,089,252	9,015
Natura & Co. Holding SA	593,052	5,722
Porto Seguro SA	343,242	5,366
MRV Engenharia e Participacoes SA	928,700	4,995
Itausa - Investimentos Itau SA Preference Shares	752,523	2,646
* Embraer SA	199,222	980
* LPS Brasil Consultoria de Imoveis SA	226,888	543
LOG Commercial Properties e Participacoes SA	22,525	182
		110,138
Canada (3.4%)
Fairfax Financial Holdings Ltd. (XTSE)	122,630	57,582
Barrick Gold Corp.	2,158,864	40,133
* Shopify Inc. Class A	84,152	33,457
Ritchie Bros Auctioneers Inc. (XNYS)	467,034	20,059
Brookfield Asset Management Inc. Class A	337,986	19,529

	Canadian Natural Resources Ltd. (XNYS)	501,315	16,214
	Gildan Activewear Inc.	497,162	14,698
	Fairfax Financial Holdings Ltd.	27,770	13,027
	Ritchie Bros Auctioneers Inc. (XTSE)	205,269	8,808
^	PrairieSky Royalty Ltd.	618,965	7,260
*,2	Spin Master Corp.	223,072	6,792
			237,559
Chile (0.1%)
	Quinenco SA	1,956,728	3,997
	Cia Cervecerias Unidas SA	255,483	2,502
*	Cia Sud Americana de Vapores SA	60,919,641	2,221
	Enaex SA	95,150	949
			9,669
China (4.4%)
*	Alibaba Group Holding Ltd. ADR	538,641	114,246
	Ping An Insurance Group Co. of China Ltd.	4,780,500	56,570
*	Meituan Dianping Class B	1,728,900	22,590
	Brilliance China Automotive Holdings Ltd.	21,130,000	21,930
*	58.com Inc. ADR	296,254	19,176
*	Trip.com Group Ltd. ADR	543,765	18,238
*	Autohome Inc. ADR	204,697	16,378
	Tsingtao Brewery Co. Ltd.	1,754,000	11,784
*	Baidu Inc. ADR	59,674	7,543
	Want Want China Holdings Ltd.	6,065,557	5,666
	Yum China Holdings Inc.	105,574	5,068
	Tingyi Cayman Islands Holding Corp.	2,915,608	4,976
	China Mengniu Dairy Co. Ltd.	619,000	2,504
2	BAIC Motor Corp. Ltd.	2,138,132	1,215
	Ajisen China Holdings Ltd.	2,393,000	850
*	Goodbaby International Holdings Ltd.	1,515,000	336
			309,070
Colombia (0.1%)
	Bancolombia SA ADR	88,016	4,823
	Grupo Aval Acciones y Valores Preference Shares	2,867,790	1,275
			6,098
Czech Republic (0.0%)
	Komercni banka as	54,453	1,994

Denmark (0.7%)
*	Genmab A/S	76,237	16,955
	Coloplast A/S Class B	59,294	7,356
	Vestas Wind Systems A/S	68,834	6,953
	Novo Nordisk A/S Class B	107,325	6,219
	GN Store Nord A/S	82,176	3,866
*	Demant A/S	92,641	2,918
2	Orsted A/S	26,208	2,711
	Carlsberg A/S Class B	16,247	2,425
	Danske Bank A/S	23,506	380
			49,783
Finland (0.1%)
	Sampo Oyj Class A	102,499	4,475
	Tikkurila Oyj	273,780	4,409
	Wartsila Oyj Abp	87,713	970
			9,854

France (2.6%)
Pernod Ricard SA	285,076	51,011
Bureau Veritas SA	1,038,171	27,140
Schneider Electric SE	262,015	26,919
Legrand SA	325,480	26,580
EssilorLuxottica SA	128,841	19,698
Airbus SE	26,372	3,871
BNP Paribas SA	64,595	3,839
Edenred	70,408	3,649
^ Eurofins Scientific SE	5,046	2,803
AXA SA	96,168	2,717
ArcelorMittal	110,760	1,952
Getlink SE	99,220	1,730
Alten SA	13,486	1,705
Teleperformance	6,550	1,600
L'Occitane International SA	590,130	1,398
Thales SA	11,096	1,155
JCDecaux SA	31,322	968
Elis SA (XPAR)	29,679	617
Quadient SAS	18,062	438
Vicat SA	7,893	357
Elis SA (XLON)	14,337	296
Imerys SA	5,684	241
		180,684
Germany (2.2%)
SAP SE	470,825	63,372
Deutsche Boerse AG	170,554	26,745
Henkel AG & Co. KGaA Preference Shares	251,007	25,929
Henkel AG & Co. KGaA	86,803	8,159
adidas AG	14,327	4,664
Fresenius Medical Care AG & Co. KGaA	55,058	4,054
BASF SE	52,198	3,932
Brenntag AG	46,934	2,546
Volkswagen AG Preference Shares	12,931	2,545
* HelloFresh SE	112,348	2,342
Bayerische Motoren Werke AG	27,028	2,214
Deutsche Telekom AG	127,667	2,086
Stabilus SA	25,861	1,754
CTS Eventim AG & Co. KGaA	23,218	1,457
Hannover Rueck SE	6,107	1,178
TUI AG (XETR)	72,420	923
Gerresheimer AG	7,873	609
GEA Group AG	15,768	522
* zooplus AG	2,996	286
		155,317
Greece (0.2%)
Eurobank Ergasias SA	10,921,892	11,294
JUMBO SA	154,147	3,208
Fourlis Holdings SA	265,290	1,725
		16,227
Hong Kong (1.8%)
AIA Group Ltd.	7,256,400	76,323
Jardine Matheson Holdings Ltd.	406,700	22,632
Sands China Ltd.	2,652,400	14,172
CK Hutchison Holdings Ltd.	740,800	7,064
Stella International Holdings Ltd.	2,175,673	3,494

*	Esprit Holdings Ltd.	8,049,514	1,622
	Hongkong & Shanghai Hotels Ltd.	1,108,200	1,187
	Television Broadcasts Ltd.	617,600	971
	First Pacific Co. Ltd.	2,353,250	800
	Dairy Farm International Holdings Ltd.	99,100	566
	SmarTone Telecommunications Holdings Ltd.	334,694	258
	New World Development Co. Ltd.	117,000	160
	Texwinca Holdings Ltd.	206,823	51
			129,300
India (2.1%)
	Housing Development Finance Corp. Ltd.	1,474,847	49,868
2	Reliance Industries Ltd. GDR	891,508	37,820
	ICICI Bank Ltd. ADR	1,763,042	26,604
	ICICI Bank Ltd.	2,612,911	19,816
	Axis Bank Ltd.	606,169	6,408
*	Bharti Airtel Ltd.	667,601	4,264
	Genpact Ltd.	62,327	2,628
*	Vodafone Idea Ltd.	24,012,068	2,069
	Shriram Transport Finance Co. Ltd.	100,235	1,645
			151,122
Indonesia (0.0%)
	Media Nusantara Citra Tbk PT	23,105,650	2,709

Ireland (1.6%)
	CRH plc	1,361,384	54,908
*	Ryanair Holdings plc ADR	388,471	34,034
	Bank of Ireland Group plc	3,651,775	20,098
^	Flutter Entertainment plc (XLON)	29,532	3,611
	Irish Continental Group plc	200,953	1,088
	Flutter Entertainment plc (XDUB)	7,403	902
*,§	Irish Bank Resolution Corp. Ltd.	122,273	—
			114,641
Italy (0.2%)
	CNH Industrial NV	356,639	3,916
*	Saipem SPA	525,588	2,570
	UniCredit SPA	169,227	2,474
	Davide Campari-Milano SPA	139,003	1,270
	Amplifon SPA	34,399	990
	Intesa Sanpaolo SPA (Registered)	284,696	750
			11,970
Japan (7.9%)
	MS&AD Insurance Group Holdings Inc.	1,708,600	56,399
	Olympus Corp.	3,631,600	55,973
	Advantest Corp.	703,500	39,676
	SMC Corp.	74,100	33,887
	Sysmex Corp.	480,900	32,742
	Sumitomo Mitsui Trust Holdings Inc.	788,600	31,174
	Tokio Marine Holdings Inc.	434,700	24,338
	KDDI Corp.	802,600	23,947
	Toyota Motor Corp.	330,800	23,309
	Bridgestone Corp.	566,300	21,038
	CyberAgent Inc.	542,100	18,884
	Secom Co. Ltd.	204,200	18,223
	Sompo Holdings Inc.	423,600	16,635
	Kyocera Corp.	207,000	14,108
	Hitachi Ltd.	189,300	7,988

Koito Manufacturing Co. Ltd.	140,900	6,525
Sohgo Security Services Co. Ltd.	120,100	6,500
Nippon Telegraph & Telephone Corp.	242,200	6,121
USS Co. Ltd.	289,500	5,473
Seven & i Holdings Co. Ltd.	114,900	4,212
Resona Holdings Inc.	888,900	3,874
Kirin Holdings Co. Ltd.	176,600	3,855
Dai-ichi Life Holdings Inc.	233,400	3,847
Sumitomo Mitsui Financial Group Inc.	92,700	3,424
Mitsubishi Estate Co. Ltd.	175,500	3,358
Kao Corp.	40,400	3,332
West Japan Railway Co.	37,100	3,209
Inpex Corp.	293,500	3,041
East Japan Railway Co.	32,700	2,952
NTT Data Corp.	211,400	2,827
Japan Post Holdings Co. Ltd.	284,600	2,677
Hoshizaki Corp.	27,900	2,488
Fuji Media Holdings Inc.	152,700	2,168
Obayashi Corp.	193,900	2,154
TDK Corp.	18,700	2,102
NEC Corp.	46,800	1,937
Nomura Holdings Inc.	367,300	1,890
Nissan Chemical Corp.	43,600	1,826
ITOCHU Corp.	75,700	1,754
Bandai Namco Holdings Inc.	28,550	1,737
Mitsubishi Corp.	64,400	1,706
* Renesas Electronics Corp.	242,700	1,658
Toyo Suisan Kaisha Ltd.	38,300	1,626
Daifuku Co. Ltd.	26,700	1,614
Sekisui Chemical Co. Ltd.	91,700	1,591
Marui Group Co. Ltd.	63,500	1,548
SCSK Corp.	29,600	1,535
Maeda Corp.	157,600	1,534
Mizuho Financial Group Inc.	919,400	1,416
Daiwa House Industry Co. Ltd.	44,400	1,374
Otsuka Holdings Co. Ltd.	29,100	1,297
Asics Corp.	77,100	1,279
Sega Sammy Holdings Inc.	87,500	1,267
Taiheiyo Cement Corp.	43,000	1,262
Rohm Co. Ltd.	15,400	1,229
Alfresa Holdings Corp.	60,000	1,219
AEON Financial Service Co. Ltd.	76,800	1,210
Nomura Co. Ltd.	90,200	1,195
Omron Corp.	19,800	1,154
Matsumotokiyoshi Holdings Co. Ltd.	29,400	1,138
Toyo Seikan Group Holdings Ltd.	65,000	1,119
Sumitomo Electric Industries Ltd.	74,500	1,119
MediPal Holdings Corp.	47,300	1,044
Nippon Television Holdings Inc.	77,970	1,040
LIXIL Group Corp.	60,100	1,037
Penta-Ocean Construction Co. Ltd.	163,300	1,011
Persol Holdings Co. Ltd.	53,500	1,003
Tokyo Gas Co. Ltd.	41,200	1,001
Casio Computer Co. Ltd.	49,600	991
Jafco Co. Ltd.	24,900	976
Fukuoka Financial Group Inc.	50,500	965
Toyota Industries Corp.	16,200	932

	Kansai Electric Power Co. Inc.	80,100	928
	Nippon Shokubai Co. Ltd.	14,900	923
	TechnoPro Holdings Inc.	13,100	914
	Ryohin Keikaku Co. Ltd.	36,500	851
	Shimizu Corp.	78,600	801
	Senko Group Holdings Co. Ltd.	93,900	800
	Azbil Corp.	28,400	800
	Tsumura & Co.	25,800	755
	Takeda Pharmaceutical Co. Ltd.	18,100	716
	Obic Co. Ltd.	5,200	700
	Tokyo Ohka Kogyo Co. Ltd.	17,900	698
	Sawai Pharmaceutical Co. Ltd.	10,800	684
	Oji Holdings Corp.	126,100	682
	SHO-BOND Holdings Co. Ltd.	16,300	675
	Daiwa Securities Group Inc.	133,000	671
	Ushio Inc.	44,700	663
	Sumitomo Metal Mining Co. Ltd.	19,800	638
	Megmilk Snow Brand Co. Ltd.	25,600	583
	Nippon Suisan Kaisha Ltd.	97,300	581
	Aeon Delight Co. Ltd.	16,100	578
	Onward Holdings Co. Ltd.	92,600	552
	Mitsubishi Logistics Corp.	19,300	502
*	Mitsui E&S Holdings Co. Ltd.	40,400	327
	Nippon Steel & Sumitomo Metal Corp.	19,800	298
	Toray Industries Inc.	13,300	90
			558,104
Kenya (0.0%)
	East African Breweries Ltd.	1,373,697	2,689

Malaysia (0.0%)
	Sime Darby Bhd.	3,131,500	1,700

Mexico (0.3%)
*	Genomma Lab Internacional SAB de CV Class B	6,621,932	6,553
	Gentera SAB de CV	4,670,905	4,810
	Grupo Televisa SAB ADR	184,527	2,164
	Grupo Lala SAB de CV	2,400,011	2,074
	Grupo Financiero Inbursa SAB de CV	1,290,371	1,583
2	Nemak SAB de CV	3,663,895	1,540
	Industrias Bachoco SAB de CV Class B	280,728	1,209
			19,933
Netherlands (1.8%)
	Unilever NV	790,460	45,365
*	Prosus NV	482,357	36,100
2	Signify NV	877,537	27,466
	Heineken NV	41,373	4,416
	Koninklijke Philips NV	56,803	2,777
	Koninklijke Ahold Delhaize NV	98,884	2,479
	Koninklijke KPN NV	684,118	2,024
	ASML Holding NV	4,732	1,401
	Boskalis Westminster	42,990	1,102
	Coca-Cola European Partners plc	15,245	776
	Randstad NV	11,582	710
*,^,2 Takeaway.com NV		2,633	243
			124,859

New Zealand (0.0%)
Spark New Zealand Ltd.	510,010	1,487
Fletcher Building Ltd.	277,268	950
SKY Network Television Ltd.	643,791	309
		2,746
Norway (0.6%)
Schibsted ASA Class A	641,964	19,423
* Adevinta ASA Class B	950,565	11,292
Schibsted ASA Class B	300,676	8,592
Equinor ASA	144,289	2,878
DNB ASA	67,154	1,257
		43,442
Other (0.4%)
3 Vanguard FTSE Emerging Markets ETF	569,046	25,306

Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	121,068	1,828

Philippines (0.0%)
Lopez Holdings Corp.	3,056,549	224

Poland (0.0%)
^ Eurocash SA	267,209	1,536

Russia (0.8%)
Sberbank of Russia PJSC ADR	1,738,313	28,508
* Mail.Ru Group Ltd. GDR (XLON)	471,234	10,501
* Yandex NV Class A	83,752	3,642
* Global Ports Investments plc GDR	794,186	3,025
Alrosa PJSC	2,197,290	2,986
PhosAgro PJSC GDR	227,591	2,893
Lukoil PJSC ADR	23,975	2,388
Sberbank of Russia PJSC ADR (XLON)	116,233	1,915
Magnit PJSC	30,977	1,712
Globaltrans Investment plc GDR	143,255	1,269
* Mail.Ru Group Ltd. GDR	2,727	61
		58,900
Singapore (0.2%)
Delfi Ltd.	4,943,300	3,670
Great Eastern Holdings Ltd.	216,800	3,506
United Overseas Bank Ltd.	155,600	3,060
Genting Singapore Ltd.	2,369,000	1,622
DBS Group Holdings Ltd.	73,900	1,425
Haw Par Corp. Ltd.	148,841	1,415
United Industrial Corp. Ltd.	160,200	342
		15,040
South Africa (1.5%)
Naspers Ltd.	482,357	78,936
Anglo American Platinum Ltd.	104,475	9,730
Tiger Brands Ltd.	355,978	5,358
Cie Financiere Richemont SA (XJSE)	280,421	2,194
Telkom SA SOC Ltd.	800,166	1,992
Raubex Group Ltd.	1,153,090	1,977
Grindrod Ltd.	3,988,776	1,435
Tsogo Sun Gaming Ltd.	584,936	513

* Tsogo Sun Hotels Ltd.	584,936	163
		102,298
South Korea (1.2%)
Samsung Electronics Co. Ltd.	956,058	46,069
Shinhan Financial Group Co. Ltd.	201,001	7,536
Samsung Fire & Marine Insurance Co. Ltd.	23,559	4,953
SK Hynix Inc.	58,970	4,796
LG Corp.	71,705	4,569
AMOREPACIFIC Group Ordinary Shares	60,607	4,330
Hyundai Motor Co.	25,410	2,647
Hana Financial Group Inc.	80,163	2,550
* KT Corp. ADR	176,411	2,046
S-1 Corp.	22,461	1,821
Hankook Tire & Technology Co. Ltd.	57,894	1,677
KT Corp.	52,767	1,231
GS Home Shopping Inc.	7,253	933
* AMOREPACIFIC Group Preference Shares	1,664	78
		85,236
Spain (0.1%)
Viscofan SA	26,411	1,398
Bankia SA	561,027	1,201
Acerinox SA	79,683	901
2 Gestamp Automocion SA	160,833	776
* Ferrovial SA	21,392	648
		4,924
Sweden (1.3%)
Atlas Copco AB Class B	923,043	32,049
Epiroc AB Class B	1,597,584	18,987
Svenska Handelsbanken AB Class A	1,553,775	16,735
* Spotify Technology SA	89,004	13,311
Assa Abloy AB Class B	245,577	5,740
Sandvik AB	139,407	2,715
^ Millicom International Cellular SA	25,194	1,210
Swedish Match AB	23,387	1,205
Nordic Entertainment Group AB Class B	34,021	1,099
Nordea Bank Abp (XHEL)	55,192	448
* Modern Times Group MTG AB Class B	33,996	405
Nordea Bank Abp (XSTO)	2,971	24
		93,928
Switzerland (2.7%)
Cie Financiere Richemont SA (XVTX)	582,240	45,503
Schindler Holding AG	159,490	40,558
Nestle SA	293,029	31,725
Novartis AG	231,652	21,935
Roche Holding AG	66,407	21,582
Geberit AG	21,482	12,057
Kuehne & Nagel International AG	59,862	10,097
Adecco Group AG	52,738	3,334
Logitech International SA	42,037	1,991
Sonova Holding AG	7,107	1,625
DKSH Holding AG	18,573	1,010
Helvetia Holding AG	5,414	765
UBS Group AG	34,200	432
		192,614

Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	901,462	52,375
Taiwan Semiconductor Manufacturing Co. Ltd.	1,736,577	19,220
Yungtay Engineering Co. Ltd.	2,390,000	5,136
Delta Electronics Inc.	858,488	4,344
Teco Electric and Machinery Co. Ltd.	4,857,190	4,248
Giant Manufacturing Co. Ltd.	471,469	3,356
Chroma ATE Inc.	439,000	2,135
* PChome Online Inc.	563,510	1,780
Merida Industry Co. Ltd.	246,547	1,450
		94,044
Thailand (0.1%)
Kasikornbank PCL (Foreign)	407,200	2,050
Bangkok Bank PCL (Foreign)	178,600	953
* BEC World PCL (Foreign)	2,348,800	462
		3,465
Turkey (0.1%)
* Turkiye Garanti Bankasi AS	2,008,866	3,762
* Ulker Biskuvi Sanayi AS	384,377	1,445
		5,207
United Kingdom (5.7%)
Prudential plc	5,331,790	102,161
Reckitt Benckiser Group plc	462,781	37,591
BHP Group plc	1,406,315	32,956
* Just Eat plc	1,625,597	17,986
Spectris plc	458,818	17,682
* M&G plc	5,290,562	16,623
Hays plc	6,781,527	16,310
GlaxoSmithKline plc	414,699	9,744
WPP plc	646,457	9,097
BP plc	1,251,319	7,872
Intertek Group plc	99,302	7,695
Rightmove plc	812,560	6,818
HSBC Holdings plc	804,800	6,297
Compass Group plc	244,017	6,116
Standard Chartered plc	555,638	5,236
HomeServe plc	306,907	5,141
Unilever plc	76,421	4,375
3i Group plc	297,786	4,333
Diageo plc	102,567	4,322
RELX plc	160,513	4,052
Rio Tinto plc	62,133	3,678
Experian plc	107,355	3,639
Barclays plc	1,477,433	3,523
Bunzl plc	126,061	3,448
Glencore plc	1,030,261	3,208
Anglo American plc Ordinary Shares	105,911	3,017
2 ConvaTec Group plc	1,094,369	2,880
Lloyds Banking Group plc	3,405,970	2,822
DCC plc	32,127	2,787
GVC Holdings plc	234,916	2,755
WH Smith plc	76,785	2,646
SSP Group plc	299,928	2,582
Antofagasta plc	206,229	2,497
ITV plc	1,224,721	2,450
Admiral Group plc	79,694	2,435

*	Serco Group plc	1,085,318	2,330
	DS Smith plc	447,972	2,278
	BAE Systems plc	302,571	2,266
	G4S plc	756,254	2,187
	Rolls-Royce Holdings plc	239,646	2,166
	Tesco plc	604,234	2,042
	easyJet plc	89,231	1,681
2	Auto Trader Group plc	208,613	1,648
	Carnival plc	32,274	1,547
*	Capita plc	637,476	1,388
	IG Group Holdings plc	149,595	1,376
	Inchcape plc	146,269	1,369
	St. James's Place plc	77,993	1,202
	Jupiter Fund Management plc	199,657	1,084
	Smith & Nephew plc	43,284	1,043
*	Georgia Capital plc	80,150	980
	Provident Financial plc	157,101	953
	Barratt Developments plc	94,395	935
	TUI AG (XLON)	73,823	932
	Informa plc	80,635	917
	Pets at Home Group plc	220,104	814
	Pagegroup plc	107,961	748
	Close Brothers Group plc	32,247	683
	National Express Group plc	106,891	666
	British American Tobacco plc	15,318	651
	International Personal Finance plc	299,788	640
	Rotork plc	140,586	625
	John Wood Group plc	113,270	601
	IMI plc	34,262	535
	Rathbone Brothers plc	18,184	513
	Euromoney Institutional Investor plc	28,087	484
	Daily Mail & General Trust plc	42,730	470
	Devro plc	183,523	435
2	McCarthy & Stone plc	207,706	410
	Playtech plc	68,753	361
	Petrofac Ltd.	48,264	246
	Moneysupermarket.com Group plc	44,920	197
2	Non-Standard Finance plc	419,844	118
*,^,§ Thomas Cook Group plc		1,494,021	—
			406,295
United States (48.5%)
Communication Services (5.1%)
*	Alphabet Inc. Class C	88,302	118,062
*	Facebook Inc. Class A	434,417	89,164
*	Alphabet Inc. Class A	44,575	59,703
*,^	Zillow Group Inc.	645,697	29,663
*	Netflix Inc.	58,008	18,770
	Omnicom Group Inc.	204,244	16,548
	Activision Blizzard Inc.	148,829	8,843
*	Electronic Arts Inc.	79,549	8,552
	Entercom Communications Corp. Class A	1,349,795	6,263
*	Eventbrite Inc. Class A	242,519	4,892
*	Zillow Group Inc. Class A	44,560	2,038
			362,498
Consumer Discretionary (5.5%)
*	Amazon.com Inc.	69,884	129,134

* Booking Holdings Inc.	27,381	56,233
Service Corp. International	771,154	35,496
* Tesla Inc.	79,361	33,199
* Chipotle Mexican Grill Inc. Class A	31,383	26,271
* CarMax Inc.	244,126	21,403
* Grubhub Inc.	374,872	18,234
TJX Cos. Inc.	245,479	14,989
* AutoZone Inc.	12,409	14,783
* Chegg Inc.	367,470	13,931
* Visteon Corp.	154,997	13,421
Harley-Davidson Inc.	313,644	11,664
* Ulta Beauty Inc.	19,071	4,828
		393,586
Consumer Staples (2.8%)
Archer-Daniels-Midland Co.	889,613	41,234
Bunge Ltd.	574,725	33,075
Coca-Cola Co.	534,929	29,608
Procter & Gamble Co.	185,917	23,221
Colgate-Palmolive Co.	276,443	19,030
Costco Wholesale Corp.	56,761	16,683
Kimberly-Clark Corp.	83,206	11,445
PepsiCo Inc.	83,157	11,365
Hershey Co.	53,352	7,842
PriceSmart Inc.	43,605	3,097
		196,600
Energy (1.3%)
EOG Resources Inc.	517,174	43,319
Apache Corp.	1,180,812	30,217
National Oilwell Varco Inc.	604,139	15,134
TechnipFMC plc	30,723	660
		89,330
Financials (9.9%)
Moody's Corp.	382,091	90,712
Wells Fargo & Co.	1,375,769	74,017
* Berkshire Hathaway Inc. Class B	228,521	51,760
* Markel Corp.	40,649	46,469
Travelers Cos. Inc.	321,335	44,007
Arthur J Gallagher & Co.	449,442	42,800
US Bancorp	607,675	36,029
American Express Co.	273,420	34,038
Hartford Financial Services Group Inc.	557,253	33,864
MarketAxess Holdings Inc.	84,185	31,916
Loews Corp.	581,423	30,519
Chubb Ltd.	152,635	23,759
TD Ameritrade Holding Corp.	467,291	23,224
Bank of New York Mellon Corp.	384,380	19,346
Jefferies Financial Group Inc.	859,474	18,367
* LendingTree Inc.	57,004	17,297
Aflac Inc.	305,109	16,140
* Alleghany Corp.	19,549	15,631
Interactive Brokers Group Inc.	292,347	13,629
Willis Towers Watson plc	62,614	12,644
First Republic Bank	105,174	12,353
M&T Bank Corp.	43,417	7,370
T. Rowe Price Group Inc.	45,278	5,517
		701,408

Health Care (8.4%)
	Anthem Inc.	343,719	103,813
	Johnson & Johnson	505,421	73,726
*	Waters Corp.	276,856	64,687
	Merck & Co. Inc.	570,607	51,897
	Thermo Fisher Scientific Inc.	152,248	49,461
	ResMed Inc.	314,569	48,749
*	Alnylam Pharmaceuticals Inc.	310,418	35,751
*	Seattle Genetics Inc.	269,918	30,841
*	Illumina Inc.	76,733	25,455
*	ABIOMED Inc.	122,533	20,903
	Baxter International Inc.	238,681	19,958
*	Novocure Ltd.	233,591	19,685
*,^	Teladoc Health Inc.	233,641	19,560
*	Myriad Genetics Inc.	600,039	16,339
*	Globus Medical Inc.	192,233	11,319
			592,144
Industrials (4.4%)
*	Kirby Corp.	509,299	45,598
	CH Robinson Worldwide Inc.	370,346	28,961
*	SiteOne Landscape Supply Inc.	258,090	23,396
	United Parcel Service Inc. Class B	195,595	22,896
*	Stericycle Inc.	335,111	21,384
	3M Co.	118,616	20,926
	Union Pacific Corp.	114,487	20,698
	United Technologies Corp.	130,965	19,613
	Expeditors International of Washington Inc.	249,744	19,485
	Westinghouse Air Brake Technologies Corp.	249,378	19,402
*	Axon Enterprise Inc.	247,602	18,144
	Fastenal Co.	438,746	16,212
*	NOW Inc.	829,723	9,326
*	Univar Solutions Inc.	353,352	8,565
	PACCAR Inc.	108,032	8,545
	Lincoln Electric Holdings Inc.	71,884	6,953
*,§	Sun-Times Media Group Inc. Class A	130,959	—
			310,104
Information Technology (8.6%)
	Mastercard Inc. Class A	291,129	86,928
	Microsoft Corp.	445,511	70,257
	Oracle Corp.	1,201,568	63,659
	Visa Inc. Class A	296,556	55,723
	Texas Instruments Inc.	413,899	53,099
	Intel Corp.	873,300	52,267
	Teradyne Inc.	448,839	30,606
	Broadridge Financial Solutions Inc.	246,278	30,425
	Applied Materials Inc.	476,387	29,079
*	Trade Desk Inc. Class A	75,956	19,732
	Analog Devices Inc.	164,430	19,541
	Paychex Inc.	217,669	18,515
	TE Connectivity Ltd.	183,148	17,553
	Maxim Integrated Products Inc.	283,344	17,429
*	PayPal Holdings Inc.	138,234	14,953
	Accenture plc Class A	59,141	12,453
	Dolby Laboratories Inc. Class A	171,436	11,795
*	IPG Photonics Corp.	32,669	4,734

	Xilinx Inc.			32,819	3,209
					611,957
Materials (1.7%)
	Martin Marietta Materials Inc.			186,831	52,246
	PPG Industries Inc.			172,155	22,981
	Albemarle Corp.			280,578	20,493
*	Axalta Coating Systems Ltd.			354,578	10,779
	Linde plc			49,520	10,543
	Freeport-McMoRan Inc.			279,657	3,669
					120,711
Real Estate (0.8%)
	Rayonier Inc.			509,271	16,684
	Weyerhaeuser Co.			514,470	15,537
*	Howard Hughes Corp.			112,160	14,222
^	Tanger Factory Outlet Centers Inc.			812,356	11,966
					58,409
					3,436,747
Total Common Stocks (Cost $5,227,977)					6,861,216
		Coupon		Shares
Temporary Cash Investments (3.8%)1
Money Market Fund (3.7%)
4,5 Vanguard Market Liquidity Fund		1.816%		2,663,995	266,426

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.546%	3/26/20	1,000	997
6	United States Treasury Bill	1.531%	2/13/20	500	499
6	United States Treasury Bill	1.527%-1.541%	4/30/20	5,750	5,721
					7,217
Total Temporary Cash Investments (Cost $273,609)					273,643
Total Investments (100.6%) (Cost $5,501,586)					7,134,859
Other Assets and Liabilities-Net (-0.6%)[5]					(44,333)
Net Assets (100%)					7,090,526

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,375,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 2.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $83,619,000, representing 1.2% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Collateral of $47,135,000 was received for securities on loan.
6 Securities with a value of 5,224,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

							($000)
					Number of		Value and
					Long)		Unrealized
					(Short	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini S&P 500 Index				March 2020	492	79,485	1,369

Dow Jones EURO STOXX 50 Index				March 2020	355	14,849	(73)

Topix Index				March 2020	78	12,355	32

FTSE 100 Index				March 2020	80	7,947	59

S&P ASX 200 Index				March 2020	11	1,274	(34)

							1,353

Forward Currency Contracts

	Contract			Contract Amount (000)		Unrealized	Unrealized
	Settlement					Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP
Paribas	4/2/20	EUR	16,234	USD	18,188	130	—
Barclays
Bank plc	4/2/20	JPY	1,491,609	USD	13,821	—	(20)
Toronto-
Dominion
Bank	4/2/20	GBP	8,777	USD	11,750	—	(94)
BNP
Paribas	4/2/20	AUD	6,739	USD	4,641	100	—
Goldman
Sachs
Internati
onal	1/6/20	EUR	2,202	USD	2,460	11	—
Goldman
Sachs
Internati
onal	1/6/20	GBP	672	USD	881	9	—
Barclays
Bank plc	4/2/20	AUD	687	USD	473	10	—
Goldman
Sachs
Internati
onal	4/2/20	USD	2,473	EUR	2,202	—	(11)
State
Street	1/6/20	USD	2,451	EUR	2,202	—	(20)

Global Equity Fund

Bank &
Trust Co.
Goldman
Sachs
Internati
onal	4/2/20	USD	883	GBP	672	—	(9)
State
Street
Bank &
Trust Co.	1/6/20	USD	880	GBP	672	—	(10)

						260	(164)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets

Global Equity Fund

or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S.
dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default
(including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Global Equity Fund

Futures contracts are valued at their quoted daily settlement prices.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	745,496	2,678,973	—
Common Stocks—United States	3,436,087	660	—
Temporary Cash Investments	266,426	7,217	—
Futures Contracts—Assets[1]	189	—	—
Futures Contracts—Liabilities[1]	(369)	—	—
Forward Currency Contracts—Assets	—	260	—
Forward Currency Contracts—Liabilities	—	(164)	—
Total	4,447,829	2,686,946	—

1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Net	Change in			Dec. 31,
	2019		from	Realized	Net		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging Markets	22,910	—	—	—	2,396	318	—	25,306

Global Equity Fund

ETF
Vanguard Market Liquidity Fund
	291,792	NA1	NA1	2	(1)	1,140	—	266,426
Total	314,702			2	2,395	1,458	—	291,732

1 Not applicable—purchases and sales are for temporary cash investment purposes.